New Perspective Fund®
Investment portfolio
June 30, 2023
unaudited

Common stocks 93.62% Information technology 19.56%	Shares	Value (000)
Microsoft Corp.	16,588,420	$5,649,021
Taiwan Semiconductor Manufacturing Company, Ltd.	148,367,941	2,764,885
ASML Holding NV	2,437,109	1,764,152
ASML Holding NV (New York registered) (ADR)	1,220,865	884,822
Broadcom, Inc.	2,658,905	2,306,414
Apple, Inc.	3,946,524	765,507
Applied Materials, Inc.	5,220,818	754,617
TE Connectivity, Ltd.	4,715,335	660,901
Salesforce, Inc.[1]	3,038,462	641,906
Motorola Solutions, Inc.	1,967,398	576,999
GoDaddy, Inc., Class A1	7,637,271	573,788
SAP SE	3,981,337	543,627
STMicroelectronics NV	10,320,119	513,410
Synopsys, Inc.[1]	1,132,031	492,898
NVIDIA Corp.	1,128,795	477,503
ServiceNow, Inc.[1]	831,851	467,475
Keyence Corp.	775,740	366,862
Shopify, Inc., Class A, subordinate voting shares[1]	5,110,668	330,149
Trimble, Inc.[1]	6,215,303	329,038
ON Semiconductor Corp.[1]	3,300,425	312,154
Samsung Electronics Co., Ltd.	5,450,666	300,421
Capgemini SE	1,539,898	291,720
Cloudflare, Inc., Class A1	3,050,000	199,379
NICE, Ltd. (ADR)[1,2]	953,885	196,977
Arista Networks, Inc.[1]	1,097,071	177,791
Tokyo Electron, Ltd.	1,058,859	151,632
Hexagon AB, Class B	11,031,000	135,826
Wolfspeed, Inc.[1]	2,345,473	130,385
Halma PLC	4,260,165	123,317
MediaTek, Inc.	5,529,000	122,728
Smartsheet, Inc., Class A1	2,855,795	109,263
Infosys, Ltd. (ADR)	5,058,596	81,292
Micron Technology, Inc.	1,194,277	75,371
Workday, Inc., Class A1	293,205	66,232
Globant SA1	353,903	63,603
EPAM Systems, Inc.[1]	275,000	61,806
Adobe, Inc.[1]	115,013	56,240
Endava PLC, Class A (ADR)[1]	589,976	30,555
Sinch AB1,2	8,647,227	19,572
		23,570,238
Health care 16.15%
Novo Nordisk AS, Class B	18,524,735	2,992,000
Novo Nordisk AS, Class B (ADR)	598,786	96,901
Eli Lilly and Company	3,877,060	1,818,264
AstraZeneca PLC	11,134,013	1,594,817
New Perspective Fund — Page 1 of 10

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
AstraZeneca PLC (ADR)	1,153,660	$82,567
Vertex Pharmaceuticals, Inc.[1]	3,048,545	1,072,813
Thermo Fisher Scientific, Inc.	1,904,787	993,823
Zoetis, Inc., Class A	5,386,453	927,601
Intuitive Surgical, Inc.[1]	2,318,155	792,670
Regeneron Pharmaceuticals, Inc.[1]	1,079,571	775,715
EssilorLuxottica SA	3,640,908	689,034
Alnylam Pharmaceuticals, Inc.[1]	3,486,932	662,308
Danaher Corp.	2,725,955	654,229
Bristol-Myers Squibb Company	7,638,114	488,457
Pfizer, Inc.	13,272,212	486,825
Insulet Corp.[1]	1,671,023	481,823
BeiGene, Ltd. (ADR)[1]	2,443,364	435,652
BeiGene, Ltd.[1]	2,882,400	39,394
Edwards Lifesciences Corp.[1]	4,849,560	457,459
IDEXX Laboratories, Inc.[1]	869,643	436,761
Seagen, Inc.[1]	2,260,964	435,145
Abbott Laboratories	3,429,010	373,831
Sanofi	2,666,041	285,808
Mettler-Toledo International, Inc.[1]	177,400	232,685
Siemens Healthineers AG	3,637,376	205,865
CRISPR Therapeutics AG1,2	3,550,544	199,327
Lonza Group AG	301,134	179,834
Bayer AG	2,901,146	160,393
Grifols, SA, Class B (ADR)[1]	13,380,412	122,565
Grifols, SA, Class A, non-registered shares[1]	918,648	11,782
Genmab A/S1	335,883	127,483
NovoCure, Ltd.[1]	3,000,386	124,516
Gilead Sciences, Inc.	1,500,000	115,605
DexCom, Inc.[1]	859,725	110,483
Eurofins Scientific SE, non-registered shares	1,579,430	100,323
Amplifon SpA	2,652,315	97,345
Catalent, Inc.[1]	2,121,275	91,978
BioNTech SE (ADR)[1]	800,000	86,344
Karuna Therapeutics, Inc.[1]	375,455	81,417
Olympus Corp.	4,766,900	75,455
AbbVie, Inc.	481,252	64,839
Tandem Diabetes Care, Inc.[1]	1,991,752	48,878
WuXi Biologics (Cayman), Inc.[1]	9,919,500	47,797
Straumann Holding AG	284,386	46,181
Moderna, Inc.[1]	332,471	40,395
Bio-Techne Corp.	116,414	9,503
Viatris, Inc.	674,006	6,727
		19,461,617
Consumer discretionary 13.05%
Tesla, Inc.[1]	11,002,115	2,880,024
LVMH Moët Hennessy-Louis Vuitton SE	1,702,044	1,606,262
Booking Holdings, Inc.[1]	365,495	986,957
Home Depot, Inc.	2,378,393	738,824
Hermès International	322,471	701,518
Royal Caribbean Cruises, Ltd.[1]	5,759,477	597,488
Airbnb, Inc., Class A1	4,296,419	550,629
Prosus NV, Class N	7,328,207	536,264
Kering SA	928,501	514,239
New Perspective Fund — Page 2 of 10

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Entain PLC	30,471,948	$494,871
Flutter Entertainment PLC[1]	1,639,397	329,954
Flutter Entertainment PLC (CDI)[1]	753,770	151,399
NIKE, Inc., Class B	4,051,736	447,190
Restaurant Brands International, Inc.	5,411,750	419,519
Trip.com Group, Ltd. (ADR)[1]	11,598,014	405,931
YUM! Brands, Inc.	2,830,944	392,227
Amadeus IT Group SA, Class A, non-registered shares	4,745,311	361,788
Renault SA	8,548,240	360,682
lululemon athletica, Inc.[1]	904,142	342,218
Evolution AB	2,644,505	335,111
MercadoLibre, Inc.[1]	260,306	308,359
Hilton Worldwide Holdings, Inc.	2,018,112	293,736
Industria de Diseño Textil, SA	6,174,240	239,883
Galaxy Entertainment Group, Ltd.[1]	31,994,000	204,195
Amazon.com, Inc.[1]	1,286,969	167,769
Naspers, Ltd., Class N	925,273	167,693
Cie. Financière Richemont SA, Class A	986,000	167,298
adidas AG	833,040	161,572
Etsy, Inc.[1]	1,540,201	130,316
Suzuki Motor Corp.	3,581,925	130,163
General Motors Company	3,009,655	116,052
Sands China, Ltd.[1]	33,281,600	113,905
Wynn Macau, Ltd.[1,2]	106,140,000	96,655
McDonald’s Corp.	318,503	95,044
Valeo SA, non-registered shares	4,141,100	88,857
Nitori Holdings Co., Ltd.	638,400	71,430
Aptiv PLC[1]	106,176	10,840
		15,716,862
Industrials 11.77%
DSV A/S	5,666,597	1,192,547
Caterpillar, Inc.	4,534,996	1,115,836
Carrier Global Corp.	19,831,610	985,829
Airbus SE, non-registered shares	6,810,393	984,478
Safran SA	4,955,969	778,640
Canadian Pacific Kansas City, Ltd.[2]	8,832,834	713,428
Daikin Industries, Ltd.	3,175,200	648,137
Copart, Inc.[1]	6,875,172	627,084
Schneider Electric SE	3,332,761	607,453
BAE Systems PLC	35,346,047	417,046
TransDigm Group, Inc.	453,250	405,283
ABB, Ltd.	10,198,317	401,286
Equifax, Inc.	1,601,243	376,772
Ryanair Holdings PLC (ADR)[1]	3,347,734	370,259
Delta Air Lines, Inc.	7,760,593	368,939
ASSA ABLOY AB, Class B	12,345,588	296,347
Komatsu, Ltd.	9,595,800	259,646
Rentokil Initial PLC	31,699,374	247,595
FedEx Corp.	936,483	232,154
Boeing Company[1]	1,082,750	228,634
RELX PLC	6,850,740	228,393
Chart Industries, Inc.[1,2]	1,328,022	212,205
Mitsui & Co., Ltd.	5,117,000	192,534
General Electric Co.	1,591,791	174,858
New Perspective Fund — Page 3 of 10

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Uber Technologies, Inc.[1]	3,937,812	$169,995
Spirax-Sarco Engineering PLC	1,187,369	156,400
SMC Corp.	273,200	151,845
Rockwell Automation	451,000	148,582
Aalberts NV, non-registered shares	3,500,000	147,338
Recruit Holdings Co., Ltd.	4,369,183	139,436
ITOCHU Corp.	3,268,200	129,971
Brenntag SE	1,497,662	116,682
Regal Rexnord Corp.	700,905	107,869
Techtronic Industries Co., Ltd.	9,290,016	101,653
L3Harris Technologies, Inc.	514,602	100,744
Thales SA	650,000	97,297
ATS Corp.[1]	1,871,832	86,121
ITT, Inc.	918,134	85,579
Concentrix Corp.	986,706	79,677
Canadian National Railway Company (CAD denominated)	654,605	79,269
Howmet Aerospace, Inc.	1,546,626	76,651
Experian PLC	1,679,433	64,533
Hitachi, Ltd.	858,700	53,146
Northrop Grumman Corp.	54,300	24,750
		14,182,921
Financials 10.28%
AIA Group, Ltd.	132,021,783	1,347,042
JPMorgan Chase & Co.	6,202,790	902,134
London Stock Exchange Group PLC	7,798,724	826,405
Chubb, Ltd.	3,193,136	614,870
Aon PLC, Class A	1,770,131	611,049
ICICI Bank, Ltd.	22,240,773	254,194
ICICI Bank, Ltd. (ADR)	10,690,180	246,730
Mastercard, Inc., Class A	1,234,057	485,355
Visa, Inc., Class A	1,955,881	464,483
Edenred SA	6,913,449	462,931
DNB Bank ASA	21,175,094	395,884
Arch Capital Group, Ltd.[1]	5,171,902	387,117
CME Group, Inc., Class A	1,990,715	368,860
Moody’s Corp.	1,052,718	366,051
DBS Group Holdings, Ltd.	14,708,400	343,917
Blackstone, Inc.	3,693,842	343,416
UniCredit SpA	14,403,731	335,898
Bank of America Corp.	10,571,708	303,302
Morgan Stanley	3,413,141	291,482
BlackRock, Inc.	388,947	268,817
AXA SA	8,366,495	247,176
Prudential PLC	17,255,842	243,348
Brookfield Asset Management, Ltd., Class A2	7,190,737	234,634
S&P Global, Inc.	563,927	226,073
Société Générale	7,576,200	197,223
Hiscox, Ltd.	13,873,960	192,679
Arthur J. Gallagher & Co.	771,500	169,398
Goldman Sachs Group, Inc.	524,406	169,142
Zurich Insurance Group AG	345,171	163,992
Adyen NV1	87,985	152,444
TMX Group, Ltd.	6,000,940	135,035
Block, Inc., Class A1	1,722,500	114,667
New Perspective Fund — Page 4 of 10

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Citigroup, Inc.	2,451,000	$112,844
Hong Kong Exchanges and Clearing, Ltd.	2,550,800	97,004
United Overseas Bank, Ltd.	4,355,900	90,298
Worldline SA, non-registered shares[1]	2,389,946	87,472
Skandinaviska Enskilda Banken AB, Class A	4,087,767	45,227
EQT AB2	1,714,952	33,031
MSCI, Inc.	63,000	29,565
FleetCor Technologies, Inc.[1]	90,311	22,675
		12,383,864
Communication services 6.51%
Meta Platforms, Inc., Class A1	9,017,706	2,587,901
Alphabet, Inc., Class C1	7,704,346	931,995
Alphabet, Inc., Class A1	7,591,194	908,666
Netflix, Inc.[1]	2,496,112	1,099,512
Tencent Holdings, Ltd.	10,457,800	445,110
América Móvil, SAB de CV, Class B (ADR)	19,972,648	432,208
Publicis Groupe SA	4,892,167	381,633
MTN Group, Ltd.	28,347,341	208,583
Singapore Telecommunications, Ltd.	90,361,500	167,422
Electronic Arts, Inc.	1,094,924	142,012
Bharti Airtel, Ltd.	9,114,000	97,759
Cellnex Telecom, SA, non-registered shares	2,406,560	97,562
Sea, Ltd., Class A (ADR)[1]	1,305,812	75,789
Warner Music Group Corp., Class A	2,804,000	73,156
Take-Two Interactive Software, Inc.[1]	458,154	67,422
Adevinta ASA[1]	10,055,968	65,953
Walt Disney Company[1]	642,537	57,366
		7,840,049
Consumer staples 6.05%
Nestlé SA	12,640,310	1,520,942
Philip Morris International, Inc.	8,432,467	823,177
Costco Wholesale Corp.	1,523,077	819,994
Carlsberg A/S, Class B	3,851,572	615,838
Bunge, Ltd.	5,345,457	504,344
Mondelez International, Inc.	6,589,372	480,629
L’Oréal SA, bonus shares	686,197	320,233
L’Oréal SA, non-registered shares	157,391	73,451
Monster Beverage Corp.[1]	6,208,702	356,628
British American Tobacco PLC	8,302,619	275,451
Pernod Ricard SA	999,969	220,932
Anheuser-Busch InBev SA/NV	3,411,233	193,199
Reckitt Benckiser Group PLC	2,491,703	187,128
Carrefour SA, non-registered shares	9,814,929	186,004
Walgreens Boots Alliance, Inc.	6,265,868	178,515
Constellation Brands, Inc., Class A	529,136	130,236
Danone SA	1,484,853	90,987
KOSÉ Corp.[2]	902,400	86,745
Uni-Charm Corp.	1,782,600	66,047
Kao Corp.[2]	1,805,800	65,405
General Mills, Inc.	700,843	53,755
New Perspective Fund — Page 5 of 10

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Procter & Gamble Company	147,439	$22,372
Varun Beverages, Ltd.	1,249,522	12,257
		7,284,269
Materials 4.76%
Sherwin-Williams Company	2,935,674	779,480
Shin-Etsu Chemical Co., Ltd.	21,673,500	720,358
Sika AG	2,047,337	585,585
Linde PLC	1,460,456	556,551
Vale SA (ADR), ordinary nominative shares	29,265,595	392,744
Vale SA, ordinary nominative shares	1,117,352	14,986
First Quantum Minerals, Ltd.	15,165,714	358,780
Air Liquide SA, non-registered shares	1,422,175	254,971
Air Liquide SA, bonus shares	541,455	97,073
Corteva, Inc.	4,476,011	256,475
Rio Tinto PLC	3,859,539	245,195
Albemarle Corp.	978,311	218,251
Asahi Kasei Corp.	32,006,473	217,262
Gerdau SA (ADR)	41,243,105	215,289
Mosaic Co.	4,622,518	161,788
International Flavors & Fragrances, Inc.	2,025,192	161,185
Freeport-McMoRan, Inc.	3,993,765	159,751
Grupo México, SAB de CV, Series B	18,140,000	87,335
LANXESS AG	2,785,238	83,866
Sociedad Química y Minera de Chile SA, Class B (ADR)[2]	964,572	70,047
DSM-Firmenich AG	622,231	66,961
Glencore PLC	2,377,300	13,485
Barrick Gold Corp.	725,989	12,291
Nutrien, Ltd. (CAD denominated)[2]	57,664	3,404
		5,733,113
Energy 4.13%
Reliance Industries, Ltd.	26,472,959	825,435
TotalEnergies SE	12,686,944	727,120
Cenovus Energy, Inc. (CAD denominated)	42,479,867	721,492
BP PLC	94,182,760	551,802
Schlumberger NV	10,342,794	508,038
ConocoPhillips	3,419,528	354,297
Canadian Natural Resources, Ltd. (CAD denominated)	4,061,038	228,320
Baker Hughes Co., Class A	6,560,441	207,376
Hess Corp.	1,464,587	199,111
TC Energy Corp. (CAD denominated)[2]	4,895,441	197,850
Equinor ASA	5,704,239	165,707
Tourmaline Oil Corp.	2,934,403	138,264
Antero Resources Corp.[1]	4,000,000	92,120
INPEX Corp.[2]	4,743,600	52,901
Gazprom PJSC[3]	84,876,650	— [4]
Rosneft Oil Co. PJSC[3]	40,028,340	— [4]
LUKOIL Oil Co. PJSC[3]	580,410	— [4]
		4,969,833
New Perspective Fund — Page 6 of 10

unaudited
Common stocks (continued) Utilities 0.94%	Shares	Value (000)
Sempra Energy	2,665,198	$388,026
Engie SA	20,474,488	340,555
AES Corp.	11,771,611	244,025
Ørsted AS	1,757,442	166,039
		1,138,645
Real estate 0.42%
Equinix, Inc. REIT	448,239	351,393
Goodman Logistics (HK), Ltd. REIT	7,535,257	100,939
American Tower Corp. REIT	299,961	58,174
		510,506
Total common stocks (cost: $64,612,102,000)		112,791,917
Preferred securities 0.03% Health care 0.03%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	3,150,973	28,634
Total preferred securities (cost: $39,577,000)		28,634
Rights & warrants 0.00% Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 11/22/2023[1]	817,171	1,128
Total rights & warrants (cost: $0)		1,128
Short-term securities 6.60% Money market investments 6.35%
Capital Group Central Cash Fund 5.15%[5,6]	76,482,768	7,649,042
Money market investments purchased with collateral from securities on loan 0.25%
Capital Group Central Cash Fund 5.15%[5,6,7]	736,303	73,637
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[5,7]	40,984,825	40,985
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.00%[5,7]	37,000,000	37,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[5,7]	37,000,000	37,000
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.99%[5,7]	30,800,000	30,800
Fidelity Investments Money Market Government Portfolio, Class I 4.99%[5,7]	27,800,000	27,800
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03%[5,7]	27,800,000	27,800
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.03%[5,7]	24,700,000	24,700
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.99%[5,7]	9,200,000	9,200
		308,922
Total short-term securities (cost: $7,956,031,000)		7,957,964
Total investment securities 100.25% (cost: $72,607,710,000)		120,779,643
Other assets less liabilities (0.25)%		(304,434)
Net assets 100.00%		$120,475,209
New Perspective Fund — Page 7 of 10

unaudited
Investments in affiliates6

	Value of affiliates at 10/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Common stocks 0.00%
Information technology 0.00%
GoDaddy, Inc., Class A1,8	$558,982	$—	$18,918	$(1,910)	$35,634	$—	$—
Short-term securities 6.41%
Money market investments 6.35%
Capital Group Central Cash Fund 5.15%[5]	7,524,722	7,901,620	7,778,877	(6)	1,583	7,649,042	217,772
Money market investments purchased with collateral from securities on loan 0.06%
Capital Group Central Cash Fund 5.15%[5,7]	158,028		84,391 [9]			73,637	— [10]
Total short-term securities						7,722,679
Total 6.41%				$(1,916)	$37,217	$7,722,679	$217,772

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $433,628,000, which represented .36% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Rate represents the seven-day yield at 6/30/2023.
[6]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan.
[8]	Affiliated issuer during the reporting period but no longer an affiliate at 6/30/2023. Refer to the investment portfolio for the security value at 6/30/2023.
[9]	Represents net activity.
[10]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
New Perspective Fund — Page 8 of 10

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
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unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$16,472,086	$7,098,152	$—	$23,570,238
Health care	12,808,106	6,653,511	—	19,461,617
Consumer discretionary	8,883,123	6,833,739	—	15,716,862
Industrials	6,770,518	7,412,403	—	14,182,921
Financials	6,867,699	5,516,165	—	12,383,864
Communication services	6,376,027	1,464,022	—	7,840,049
Consumer staples	3,369,650	3,914,619	—	7,284,269
Materials	3,448,357	2,284,756	—	5,733,113
Energy	2,646,868	2,322,965	— *	4,969,833
Utilities	632,051	506,594	—	1,138,645
Real estate	409,567	100,939	—	510,506
Preferred securities	—	28,634	—	28,634
Rights & warrants	1,128	—	—	1,128
Short-term securities	7,957,964	—	—	7,957,964
Total	$76,643,144	$44,136,499	$— *	$120,779,643
*
Amount less than one thousand.
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP3-007-0823O-S96470
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